Note 19 - Condensed Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
Balance Sheets	December 31,
	2012	2011
Assets
Cash	$681,509	$781,432
Available-for-sale securities	70,914	62,262
Due from subsidiary	20,795	21,295
Investment in subsidiary	64,069,125	67,649,693
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	35,579	183,508
Refundable income taxes	1,152,319	717,319
Deferred income taxes	2,592	5,793
	$66,497,833	$69,886,302
Liabilities
Subordinated debentures	$15,465,000	$15,465,000
Accrued expenses and other liabilities	164,263	186,455

Stockholders' equity
Series A preferred stock	11,789,276	16,425,912
Common stock	678,180	677,980
Common stock warrants	1,377,811	1,377,811
Additional paid-in capital	58,267,529	58,333,614
Unearned ESOP shares	-	(204,930)
Retained earnings	39,324,292	38,456,991
Unrealized appreciation on available-for-sale securities, net	800,826	791,285
Treasury stock	(61,369,344)	(61,623,816)
	$66,497,833	$69,886,302

Schedule of Condensed Income Statement [Table Text Block]
Statements of Income	Years ended December 31,
	2012	2011	2010

Income
Dividends from subsidiary bank	$6,500,000	$1,000,000	$-
Interest income:
Related party	8,471	14,753	25,933
Other	19,510	18,369	30,783
	6,527,981	1,033,122	56,716
Expense
Interest expense:
Related party	556,159	610,929	1,023,783
Other	878,305	462,971	463,502
	1,434,464	1,073,900	1,487,285
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	5,093,517	(40,778)	(1,430,569)
Credit for income taxes	(435,000)	(349,000)	(480,000)
Income (loss) before equity in undistributed earnings of subsidiaries	5,528,517	308,222	(950,569)
Equity in undistributed income (distribution in excess of income) of subsidiaries	(3,584,658)	3,527,417	2,081,340
Net income	$1,943,859	$3,835,639	$1,130,771

Schedule of Condensed Cash Flow Statement [Table Text Block]
Statements of Cash Flows	Years ended December 31,
	2012	2011	2010

Cash Flows From Operating Activities

Net income	$1,943,859	$3,835,639	$1,130,771
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	3,584,658	(3,527,417)	(2,081,340)
Deferred income taxes	-	38,834	-
Release of ESOP shares	153,848	126,737	100,014
Stock award plan expense	253,017	186,654	109,386
Changes in:
Prepaid expenses and other assets	147,929	104,176	103,787
Income taxes payable/refundable	(435,000)	(217,833)	(104,143)
Accrued expenses	9,058	(59,682)	(18,376)
Net cash provided by (used in) operating activities	5,657,369	487,108	(759,901)

Cash Flows From Financing Activities
Stock options exercised	12,388	-	-
Cash dividends paid on common and preferred stock	(744,444)	(850,000)	(850,000)
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Repayment of advances from subsidiary	500	-	900
Redemption of preferred stock	(5,000,000)	-	-
Net cash used in financing activities	(5,757,292)	(903,230)	(855,640)

Decrease in cash	(99,923)	(416,122)	(1,615,541)

Cash, beginning of year	781,432	1,197,553	2,813,094

Cash, end of year	$681,509	$781,431	$1,197,553
Statements of Comprehensive Income	Years ended December 31,
	2012	2011	2010
NET INCOME	$1,943,859	$3,835,639	$1,130,771
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale, before income taxes	8,652	(15,658)	12,872
Income tax expense (credit) related to other items of comprehensive income	3,200	(5,794)	4,763
Other comprehensive income (loss)	5,452	(9,864)	8,109
Comprehensive income (loss) of Bank	4,089	(1,041,855)	138,393
TOTAL COMPREHENSIVE INCOME	$1,953,400	$2,783,920	$1,277,273